Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,191,966	¥ 1,108,634
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	663,762	631,176
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 528,204	¥ 477,458